UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period:  January 31, 2014

Item 1. Schedule of Investments.

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2014 (Unaudited)

Principal Amount		Value

	BANK LOANS – 2.4%
$247,506	AFGlobal Corp. 0.000%, 1/7/20191, 2, 3	$249,517
275,000	Alon USA Energy, Inc. 0.000%, 11/9/20181, 2, 3	285,083
500,000	BATS Global Markets Holdings, Inc. 5.000%, 1/17/20201, 2, 3	504,063
498,750	Calceus Acquisition, Inc. 5.000%, 1/7/20201, 2, 3	505,296
1,000,000	Chesapeake Energy Corp. 5.750%, 12/2/20171, 2, 3	1,024,815
493,763	Collective Brands, Inc. 7.250%, 9/19/20191, 2, 3	498,288
500,000	Fieldwood Energy LLC 8.375%, 7/18/20201, 2, 3	515,250
925,000	Offshore Group Investment Ltd. (Cayman Islands) 6.250%, 10/17/20171, 2, 3	932,372
1,000,000	P2 Lower Acquisition LLC 9.500%, 10/18/20211, 2, 3	1,025,000
250,000	Raven Power Finance LLC 0.000%, 12/18/20201, 2, 3	252,656
495,000	SunGard Data Systems, Inc. 4.500%, 12/4/20191, 2, 3	497,723
466,756	Windsor Financing LLC 6.250%, 11/30/20171, 2, 3	480,758

	TOTAL BANK LOANS (Cost $6,577,757)	6,770,821

	BONDS – 74.4%
	ASSET-BACKED SECURITIES – 61.3%
2,000,000	Acis CLO Ltd. (Cayman Islands) 4.488%, 2/1/20261, 4	1,875,000
1,250,000	Apidos CDO IV (Cayman Islands) 3.839%, 10/27/20181, 2	1,217,184
	Apidos CLO XI
750,000	4.488%, 1/17/20231, 2	754,018
1,750,000	4.488%, 1/17/20231, 2, 4	1,759,374
1,500,000	Apidos CLO XII (Cayman Islands) 4.639%, 4/15/20251, 2, 4	1,397,590
	Apidos CLO XIV (Cayman Islands)
2,240,000	3.739%, 4/15/20251, 2, 4	2,184,382
3,000,000	5.489%, 4/15/20251, 2, 4	2,776,236
	Apidos CLO XV (Cayman Islands)
3,250,000	3.504%, 10/20/20251, 2, 4	3,107,829
1,000,000	5.754%, 10/20/20251, 2, 4	937,285

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$5,000,000	Apidos CLO XVIII 0.000%, 1/9/20151, 2, 4	$5,003,150
3,000,000	Atrium CDO Corp. (Cayman Islands) 6.237%, 10/23/20221, 2, 4	3,007,941
	Atrium IX (Cayman Islands)
5,000,000	0.000%, 2/28/20242	5,212,637
3,500,000	5.238%, 2/28/20241, 2, 4	3,381,062
2,000,000	Atrium X (Cayman Islands) 3.737%, 7/16/20251, 2, 4	1,952,286
1,500,000	Babson CLO Ltd. 2011-I (Cayman Islands) 2.247%, 9/28/20211, 2, 4	1,498,125
1,000,000	Babson CLO Ltd. 2012-II (Cayman Islands) 4.491%, 5/15/20231, 2, 4	1,004,139
1,750,000	Babson CLO Ltd. 2013-I (Cayman Islands) 3.737%, 4/20/20251, 2, 4	1,717,047
3,459,900	Babson CLO, Inc. 2005-I (Cayman Islands) 0.529%, 4/15/20191, 2, 4	3,445,646
115,390	Babson CLO, Inc. 2005-III (Cayman Islands) 0.489%, 11/10/20191, 4	114,321
3,000,000	BlueMountain CLO 2013-2 Ltd. (Cayman Islands) 3.787%, 1/22/20251, 2, 4	2,943,376
	BlueMountain CLO Ltd. (Cayman Islands)
5,000,000	5.989%, 8/16/20221, 2, 4	5,012,609
6,900,000	1.739%, 4/15/20251, 2, 4	6,900,000
2,000,000	2.139%, 4/15/20251, 2, 4	1,956,800
1,000,000	Catamaran CLO 2012-1 Ltd. (Cayman Islands) 5.495%, 12/20/20231, 2, 4	979,020
	Dryden 30 Senior Loan Fund (Cayman Islands)
1,000,000	3.444%, 11/15/20251, 2, 4	958,500
1,500,000	5.244%, 11/15/20251, 2, 4	1,446,450
875,000	5.744%, 11/15/20251, 2, 4	807,414
	Dryden Senior Loan Fund (Cayman Islands)
5,000,000	1.409%, 1/15/20221, 2, 4	4,999,769
1,850,000	4.239%, 1/15/20221, 2, 4	1,849,280
3,000,000	5.439%, 1/15/20221, 2, 4	2,998,499
3,000,000	Dryden XXIII Senior Loan Fund (Cayman Islands) 7.239%, 7/17/20231, 2, 4	3,009,079
1,000,000	Dryden XXV Senior Loan Fund (Cayman Islands) 5.739%, 1/15/20251, 2, 4	990,318
	Flatiron CLO Ltd. (Cayman Islands)
1,000,000	5.739%, 10/25/20241, 2, 4	988,911
3,500,000	1.690%, 1/17/20261, 2, 4	3,490,162
1,250,000	5.190%, 1/17/20261, 2, 4	1,180,976

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$900,000	Fraser Sullivan CLO VII Ltd. (Cayman Islands) 4.237%, 4/20/20231, 2, 4	$903,359
1,500,000	Greywolf CLO II Ltd. (Cayman Islands) 4.069%, 4/15/20251, 2, 4	1,487,037
	Highbridge Loan Management 2013-2 Ltd. (Cayman Islands)
4,000,000	0.000%, 10/20/20242, 4	4,000,069
2,000,000	6.054%, 10/20/20241, 2, 4	1,875,481
2,700,000	ING IM CLO 2012-1 Ltd. (Cayman Islands) 6.493%, 3/14/20221, 2, 4	2,714,722
2,000,000	ING IM CLO 2013-2 Ltd. (Cayman Islands) 3.739%, 4/25/20251, 2, 4	1,954,501
	Jamestown CLO I Ltd. (Cayman Islands)
500,000	4.378%, 11/5/20241, 2, 4	499,240
2,000,000	5.738%, 11/5/20241, 2, 4	1,961,195
1,000,000	Jamestown CLO Ltd. (Cayman Islands) 3.543%, 1/15/20261, 2, 4	953,733
11,650,000	Marathon CLO IV Ltd. (Cayman Islands) 5.987%, 5/20/20231, 2, 4	11,639,515
2,000,000	Marathon CLO V Ltd. (Cayman Islands) 5.939%, 2/21/20251, 2, 4	1,996,242
2,000,000	Mountain View CLO 2013-1 Ltd. (Cayman Islands) 4.742%, 4/12/20241, 2, 4	1,845,372
	Neuberger Berman CLO Ltd. (Cayman Islands)
750,000	7.239%, 7/25/20231, 2	754,835
1,250,000	7.239%, 7/25/20231, 2, 4	1,258,058
1,000,000	Neuberger Berman CLO XV (Cayman Islands) 4.839%, 10/15/20251, 2, 4	918,215
1,400,000	OCP CLO 2012-1 Ltd. (Cayman Islands) 5.746%, 3/22/20231, 2, 4	1,379,212
3,000,000	OHA Loan Funding 2013-1 Ltd. (Cayman Islands) 3.837%, 7/23/20251, 2, 4	2,929,419
1,250,000	OZLM Funding III Ltd. (Cayman Islands) 5.237%, 1/22/20251, 2, 4	1,188,820
5,250,000	OZLM Funding IV Ltd. (Cayman Islands) 3.437%, 7/22/20251, 2, 4	5,049,691
	OZLM Funding Ltd. (Cayman Islands)
4,700,000	5.237%, 7/22/20231, 2, 4	4,737,967
4,350,000	6.337%, 7/22/20231, 2, 4	4,360,763
2,000,000	4.586%, 10/30/20231, 2, 4	2,010,679
1,000,000	5.536%, 10/30/20231, 2, 4	962,662
	OZLM Funding V Ltd. (Cayman Islands)
5,000,000	1.778%, 1/17/20261, 2, 4	4,986,388
1,500,000	3.778%, 1/17/20261, 2, 4	1,463,975

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$9,651,441	Sapphire Valley CDO I Ltd. (Cayman Islands) 0.509%, 12/15/20221, 2, 4	$9,383,451
1,750,000	Sudbury Mill CLO Ltd. (Cayman Islands) 3.739%, 1/17/20261, 2, 4	1,688,850
1,350,000	Symphony CLO VII Ltd. (Cayman Islands) 3.435%, 7/28/20211, 2, 4	1,343,003
2,250,000	Symphony CLO X Ltd. (Cayman Islands) 5.487%, 7/23/20231, 2, 4	2,274,478
2,100,000	Venture CDO Ltd. 6.739%, 11/14/20221, 2	2,115,019
	West CLO 2013-1 Ltd. (Cayman Islands)
3,250,000	0.000%, 11/7/20252, 4	3,367,516
1,250,000	5.140%, 11/7/20251, 2, 4	1,181,153
	TOTAL ASSET-BACKED SECURITIES (Cost $163,967,434)	168,041,035

	CORPORATE – 13.1%
	BASIC MATERIALS – 0.6%
125,000	B2Gold Corp. (Canada) 3.250%, 10/1/20184, 5, 6	120,078
500,000	Hexion U.S. Finance Corp. 6.625%, 4/15/20202	521,250
500,000	Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC 8.875%, 2/1/20182	522,500
124,000	Horsehead Holding Corp. 3.800%, 7/1/20175, 6	153,295
148,000	Sterlite Industries India Ltd. (India) 4.000%, 10/30/20145, 6	147,445
201,000	Stillwater Mining Co. 1.750%, 10/15/20322, 5, 6	230,145
		1,694,713
	COMMUNICATIONS – 1.0%
125,000	Blucora, Inc. 4.250%, 4/1/20192, 4, 5, 6	169,375
158,000	Ciena Corp. 4.000%, 12/15/20205, 6	228,409
184,000	Ctrip.com International Ltd. (Cayman Islands) 1.250%, 10/15/20184, 5, 6	168,475
75,000	Equinix, Inc. 3.000%, 10/15/20145	124,313
128,000	Qihoo 360 Technology Co., Ltd. (Cayman Islands) 2.500%, 9/15/20184, 5, 6	149,440
108,000	SINA Corp. (Cayman Islands) 1.000%, 12/1/20184, 5, 6	100,845

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	COMMUNICATIONS (Continued)
$73,000	SouFun Holdings Ltd. (Cayman Islands) 2.000%, 12/15/20184, 5, 6	$75,144
500,000	Sprint Corp. 7.250%, 9/15/20214	540,625
500,000	T-Mobile USA, Inc. 6.464%, 4/28/20192	527,500
250,000	Univision Communications, Inc. 6.875%, 5/15/20192, 4	269,375
124,000	VeriSign, Inc. 3.250%, 8/15/20375	222,735
109,000	WebMD Health Corp. 1.500%, 12/1/20204, 5, 6	120,786
23,000	XM Satellite Radio, Inc. 7.000%, 12/1/20144, 5	45,741
67,000	Yandex N.V. (Netherlands) 1.125%, 12/15/20184, 5, 6	67,544
		2,810,307
	CONSUMER, CYCLICAL – 1.1%
64,000	Callaway Golf Co. 3.750%, 8/15/20192, 5, 6	77,960
200,000	Carmike Cinemas, Inc. 7.375%, 5/15/20192	219,000
70,000	DR Horton, Inc. 2.000%, 5/15/20145	126,438
63,000	Hawaiian Holdings, Inc. 5.000%, 3/15/20165, 6	89,303
111,000	Iconix Brand Group, Inc. 2.500%, 6/1/20165, 6	145,479
113,000	KB Home 1.375%, 2/1/20192, 5, 6	117,732
141,000	Lennar Corp. 2.750%, 12/15/20202, 4, 5, 6	262,612
	Meritage Homes Corp.
150,000	4.500%, 3/1/20182	151,500
68,000	1.875%, 9/15/20322, 5, 6	78,285
110,000	Meritor, Inc. 7.875%, 3/1/20262, 5	160,256
46,000	Navistar International Corp. 4.500%, 10/15/20184, 5, 6	45,339
99,000	Ryland Group, Inc. 1.625%, 5/15/20185, 6	155,182

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
$90,000	Standard Pacific Corp. 1.250%, 8/1/20322, 5, 6	$117,169
53,000	Tesla Motors, Inc. 1.500%, 6/1/20185, 6	83,641
750,000	WCI Communities, Inc. 6.875%, 8/15/20212, 4	751,875
99,000	WESCO International, Inc. 6.000%, 9/15/20292, 5	293,411
		2,875,182
	CONSUMER, NON-CYCLICAL – 2.3%
43,000	Albany Molecular Research, Inc. 2.250%, 11/15/20184, 5, 6	41,441
1,000,000	APX Group, Inc. 6.375%, 12/1/20192	1,010,000
77,000	Ascent Capital Group, Inc. 4.000%, 7/15/20205, 6	76,086
250,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 4.875%, 11/15/20172	261,875
39,000	BioMarin Pharmaceutical, Inc. 0.750%, 10/15/20185, 6	41,803
65,000	CBIZ, Inc. 4.875%, 10/1/20154, 5, 6	82,794
86,000	Chiquita Brands International, Inc. 4.250%, 8/15/20165	85,086
100,000	CHS/Community Health Systems, Inc. 5.125%, 8/1/20212, 4	100,813
76,000	Cubist Pharmaceuticals, Inc. 2.500%, 11/1/20175	194,417
20,000	Exelixis, Inc. 4.250%, 8/15/20195, 6	27,675
400,000	Hertz Corp. 7.500%, 10/15/20182	429,000
39,000	Illumina, Inc. 0.250%, 3/15/20164, 5, 6	71,760
	Incyte Corp. Ltd.
31,000	4.750%, 10/1/20155	231,008
38,000	1.250%, 11/15/20204, 5, 6	55,195
114,000	Medicines Co. 1.375%, 6/1/20175, 6	158,888
89,000	Omnicare, Inc. 3.750%, 12/15/20255	211,597

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$53,000	Orexigen Therapeutics, Inc. 2.750%, 12/1/20204, 5, 6	$59,426
500,000	Par Pharmaceutical Cos., Inc. 7.375%, 10/15/20202	530,000
	PHH Corp.
64,000	6.000%, 6/15/20175	132,280
250,000	7.375%, 9/1/2019	270,625
500,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.750%, 10/15/20202	513,750
250,000	Salix Pharmaceuticals Ltd. 6.000%, 1/15/20212, 4	261,250
112,000	ServiceSource International, Inc. 1.500%, 8/1/20184, 5, 6	104,300
67,000	Spectrum Pharmaceuticals, Inc. 2.750%, 12/15/20184, 5, 6	69,848
110,000	Theravance, Inc. 2.125%, 1/15/20235, 6	167,200
400,000	United Rentals North America, Inc. 5.750%, 7/15/20182	429,500
500,000	Valeant Pharmaceuticals International, Inc. (Canada) 7.500%, 7/15/20212, 4	559,375
156,000	Wright Medical Group, Inc. 2.000%, 8/15/20175, 6	207,382
		6,384,374
	ENERGY – 2.9%
250,000	Access Midstream Partners LP / ACMP Finance Corp. 6.125%, 7/15/20222	267,500
73,000	Alon USA Energy, Inc. 3.000%, 9/15/20184, 5, 6	90,931
250,000	Antero Resources Finance Corp. 6.000%, 12/1/20202	264,687
500,000	Atlas Energy Holdings Operating Co. LLC / Atlas Resource Finance Corp. 9.250%, 8/15/20212, 4	525,000
250,000	Bill Barrett Corp. 7.625%, 10/1/20192	271,250
37,000	BPZ Resources, Inc. 8.500%, 10/1/20175, 6	34,873
51,000	Cobalt International Energy, Inc. 2.625%, 12/1/20195, 6	45,454
34,000	Energy XXI Bermuda Ltd. (Bermuda) 3.000%, 12/15/20184, 5, 6	32,661

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	ENERGY (Continued)
$21,000	Green Plains Renewable Energy, Inc. 3.250%, 10/1/20184, 5, 6	$26,854
750,000	Halcon Resources Corp. 9.750%, 7/15/20202	781,875
42,000	JinkoSolar Holding Co., Ltd. (Cayman Islands) 4.000%, 2/1/20194, 5, 6	38,010
500,000	Kodiak Oil & Gas Corp. (Canada) 8.125%, 12/1/20192	556,250
500,000	Legacy Reserves LP / Legacy Reserves Finance Corp. 8.000%, 12/1/20202	526,250
151,000	Newpark Resources, Inc. 4.000%, 10/1/20175	193,563
1,000,000	Oasis Petroleum, Inc. 6.875%, 3/15/20222, 4	1,065,000
250,000	Pacific Drilling S.A. (Luxembourg) 5.375%, 6/1/20202, 4	250,625
800,000	Rockies Express Pipeline LLC 6.000%, 1/15/20194	750,000
500,000	Samson Investment Co. 10.500%, 2/15/20202, 4	552,500
143,000	SolarCity Corp. 2.750%, 11/1/20185, 6	201,004
250,000	Ultra Petroleum Corp. (Canada) 5.750%, 12/15/20182, 4	259,375
130,000	Vantage Drilling Co. (Cayman Islands) 5.500%, 7/15/20432, 4, 5, 6	135,281
36,000	Western Refining, Inc. 5.750%, 6/15/20145	147,285
500,000	Whiting Petroleum Corp. 5.000%, 3/15/20192	516,250
400,000	WPX Energy, Inc. 5.250%, 1/15/2017	431,000
		7,963,478
	FINANCIAL – 2.1%
500,000	Aircastle Ltd. (Bermuda) 4.625%, 12/15/2018	505,000
63,000	American Equity Investment Life Holding Co. 5.250%, 12/6/20292, 4, 5	145,687
74,000	American Residential Properties OP LP 3.250%, 11/15/20184, 5, 6	79,920
43,000	Amtrust Financial Services, Inc. 5.500%, 12/15/20215, 6	56,061

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL (Continued)
$61,000	DFC Global Corp. 3.250%, 4/15/20175, 6	$47,504
250,000	E*TRADE Financial Corp. 6.375%, 11/15/20192	270,000
195,000	Encore Capital Group, Inc. 3.000%, 7/1/20204, 5, 6	237,534
250,000	Fly Leasing Ltd. (Bermuda) 6.750%, 12/15/20202	254,375
	Forest City Enterprises, Inc.
42,000	4.250%, 8/15/20185, 6	46,226
140,000	3.625%, 8/15/20202, 4, 5, 6	141,487
99,000	Forestar Group, Inc. 3.750%, 3/1/20205, 6	110,571
800,000	International Lease Finance Corp. 8.750%, 3/15/2017	935,000
107,000	Jefferies Group LLC 3.875%, 11/1/20292, 5	113,487
122,000	Meadowbrook Insurance Group, Inc. 5.000%, 3/15/20204, 5, 6	119,408
184,000	MGIC Investment Corp. 9.000%, 4/1/20634, 5, 6	219,650
500,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.500%, 8/1/20182	507,500
106,000	Portfolio Recovery Associates, Inc. 3.000%, 8/1/20204, 5, 6	114,944
500,000	Provident Funding Associates LP / PFG Finance Corp. 6.750%, 6/15/20212, 4	496,250
141,000	Radian Group, Inc. 2.250%, 3/1/20195, 6	214,144
850,000	Stearns Holdings, Inc. 9.375%, 8/15/20202, 4	862,750
176,000	Walter Investment Management Corp. 4.500%, 11/1/20195, 6	171,050
		5,648,548
	INDUSTRIAL – 1.3%
56,000	Aegean Marine Petroleum Network, Inc. (Marshall Islands) 4.000%, 11/1/20185, 6	55,230
750,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland) 6.250%, 1/31/20192, 4	760,313
250,000	Bombardier, Inc. (Canada) 7.500%, 3/15/20184	280,000

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL (Continued)
$198,000	Cemex S.A.B. de C.V. (Mexico) 3.750%, 3/15/20185, 6	$279,675
125,000	Exopack Holding Corp. 10.000%, 6/1/20182, 4	136,875
38,000	Fluidigm Corp. 2.750%, 2/1/20342, 5	41,966
236,000	General Cable Corp. 5.000%, 11/15/20291, 5, 6	254,290
1,000,000	Jack Cooper Holdings Corp. 9.250%, 6/1/20202, 4	1,096,250
56,000	Layne Christensen Co. 4.250%, 11/15/20184, 5, 6	56,700
500,000	Martin Midstream Partners LP / Martin Midstream Finance Corp. 8.875%, 4/1/20182	527,500
69,000	TTM Technologies, Inc. 1.750%, 12/15/20205, 6	72,536
85,000	Vishay Intertechnology, Inc. 2.250%, 6/1/20424, 5, 6	105,294
		3,666,629
	TECHNOLOGY – 1.2%
44,000	Allscripts Healthcare Solutions, Inc. 1.250%, 7/1/20204, 5, 6	51,755
750,000	BMC Software Finance, Inc. 8.125%, 7/15/20212, 4	778,125
138,000	Bottomline Technologies de, Inc. 1.500%, 12/1/20175, 6	182,074
65,000	Cadence Design Systems, Inc. 2.625%, 6/1/20155, 6	122,972
68,000	Concur Technologies, Inc. 2.500%, 4/15/20154, 5, 6	158,865
500,000	Infor US, Inc. 9.375%, 4/1/20192	565,000
69,000	Medidata Solutions, Inc. 1.000%, 8/1/20184, 5, 6	90,864
190,000	Microchip Technology, Inc. 2.125%, 12/15/20375	330,956
165,000	Novellus Systems, Inc. 2.625%, 5/15/20415, 6	261,216
31,000	Proofpoint, Inc. 1.250%, 12/15/20184, 5, 6	38,576
108,000	SanDisk Corp. 1.500%, 8/15/20175, 6	158,422

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	TECHNOLOGY (Continued)
$33,000	ServiceNow, Inc. 0.000%, 11/1/20184, 5, 6	$35,929
142,000	Spansion LLC 2.000%, 9/1/20204, 5, 6	177,145
154,000	SunEdison, Inc. 2.750%, 1/1/20214, 5, 6	184,511
69,000	Take-Two Interactive Software, Inc. 1.750%, 12/1/20165, 6	83,533
		3,219,943
	UTILITIES – 0.6%
500,000	Calpine Corp. 6.000%, 1/15/20222, 4	520,000
3,494	CenterPoint Energy, Inc. 0.000%, 9/15/20291, 2, 5, 6	180,378
500,000	DPL, Inc. 6.500%, 10/15/20162	540,000
400,000	GenOn Energy, Inc. 9.500%, 10/15/2018	432,000
		1,672,378
	TOTAL CORPORATE (Cost $33,173,210)	35,935,552

	TOTAL BONDS (Cost $197,140,644)	203,976,587

Number of Shares

	COMMON STOCKS – 7.1%
	COMMUNICATIONS – 0.5%
29,343	Ciena Corp.*6	684,572
4,026	Interpublic Group of Cos., Inc.	65,703
1,500	IPG Photonics Corp.*	100,305
85,996	RF Micro Devices, Inc.*6	458,359
		1,308,939
	CONSUMER, CYCLICAL – 1.3%
9,734	Arrow Electronics, Inc.*6	500,133
1,200	Chipotle Mexican Grill, Inc.*	662,352
8,588	Finish Line, Inc. - Class A	220,282
14,685	Norwegian Cruise Line Holdings Ltd.*6	514,269
2,647	Royal Caribbean Cruises Ltd.6	131,291
14,103	Tempur Sealy International, Inc.*6	695,137
3,590	Tiffany & Co.	298,652
14,591	Wendy's Co.6	132,340

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
17,040	Winnebago Industries, Inc.*6	$408,279
		3,562,735
	CONSUMER, NON-CYCLICAL – 1.6%
10,914	B&G Foods, Inc.6	357,652
23,086	Capital Senior Living Corp.*6	518,742
31,682	Cynosure, Inc. - Class A*6	850,028
5,686	Emerge Energy Services LP6	263,262
15,813	Exact Sciences Corp.*6	205,569
31,533	KAR Auction Services, Inc.6	877,248
24,788	Korn/Ferry International*6	581,526
25,293	Quanta Services, Inc.*6	788,383
		4,442,410
	ENERGY – 1.0%
11,739	Approach Resources, Inc.*6	235,836
36,644	Comstock Resources, Inc.6	628,445
410	Core Laboratories N.V. (Netherlands)6	73,357
5,974	Gulfport Energy Corp.*6	364,115
84,537	Halcon Resources Corp.*6	284,890
91,262	ION Geophysical Corp.*6	276,524
6,473	LinnCo LLC6	208,366
10,987	Magnum Hunter Resources Corp.*6	91,741
34,566	Precision Drilling Corp. (Canada)6	308,329
13,248	Sanchez Energy Corp.*6	364,188
		2,835,791
	FINANCIAL – 0.1%
2,821	MetLife, Inc.	138,370

	INDUSTRIAL – 1.7%
16,506	Advanced Energy Industries, Inc.*6	450,614
1,827	Apogee Enterprises, Inc.6	61,753
11,739	EnerSys, Inc.6	798,956
7,649	ESCO Technologies, Inc.6	266,950
6,624	Forward Air Corp.6	295,033
7,923	HEICO Corp.6	421,662
2,277	Lennox International, Inc.6	197,097
1,233	OSI Systems, Inc.*	71,428
10,827	Rogers Corp.*6	657,199
9,191	Ryder System, Inc.6	654,307
13,561	Zebra Technologies Corp. - Class A*6	745,312
		4,620,311
	TECHNOLOGY – 0.9%
32,706	Applied Micro Circuits Corp.*6	330,331

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
38,916	Cypress Semiconductor Corp.6	$390,717
14,806	MICROS Systems, Inc.*6	822,177
11,204	Skyworks Solutions, Inc.*6	338,921
19,894	Sykes Enterprises, Inc.*6	416,978
2,611	Take-Two Interactive Software, Inc.*	50,079
12,923	Ultratech, Inc.*6	326,952
		2,676,155
	TOTAL COMMON STOCKS (Cost $19,086,235)	19,584,711

	PREFERRED STOCKS – 1.5%
	BASIC MATERIALS – 0.1%
4,723	ArcelorMittal (Luxembourg) 6.000%, 1/15/20165	116,599

	COMMUNICATIONS – 0.0%
981	Iridium Communications, Inc. 7.000%, 12/31/20494, 5, 6	89,332

	CONSUMER, CYCLICAL – 0.0%
2,286	Continental Airlines Finance Trust II 6.000%, 11/15/20302, 5, 6	116,515

	CONSUMER, NON-CYCLICAL – 0.4%
438	Alere, Inc. 3.000%, 12/31/20495, 6	130,524
2,111	Bunge Ltd. (Bermuda) 4.875%, 12/31/20495, 6	217,961
130	HealthSouth Corp. 6.500%, 12/31/20495, 6	156,032
1,529	Omnicare Capital Trust II 4.000%, 6/15/20332, 5	117,351
	Post Holdings, Inc.
663	2.500%, 12/31/20494, 5, 6	70,609
796	3.750%, 12/31/20494, 5, 6	97,924
180	Universal Corp. 6.750%, 12/31/20492, 5, 6	214,245
		1,004,646
	ENERGY – 0.4%
232	Chesapeake Energy Corp. 5.750%, 12/31/20494, 5, 6	267,235
768	Energy XXI Bermuda Ltd. (Bermuda) 5.625%, 12/31/20495	207,000

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	ENERGY (Continued)
1,235	Goodrich Petroleum Corp. 5.375%, 12/31/20495	$51,561
939	Penn Virginia Corp. 6.000%, 12/31/20495, 6	198,775
	Sanchez Energy Corp.
3,418	4.875%, 12/31/20494, 5, 6	234,987
719	6.500%, 12/31/20494, 5, 6	51,430
1,268	SandRidge Energy, Inc. 7.000%, 12/31/20495, 6	126,404
		1,137,392
	FINANCIAL – 0.6%
6,228	Alexandria Real Estate Equities, Inc. 7.000%, 12/31/20495, 6	165,139
735	AMG Capital Trust I 5.100%, 4/15/20365, 6	49,107
3,910	AMG Capital Trust II 5.150%, 10/15/20375	236,799
104	Bank of America Corp. 7.250%, 12/31/20495, 6	116,181
4,703	Health Care REIT, Inc. 6.500%, 12/31/20495, 6	257,343
3,796	iStar Financial, Inc. 4.500%, 12/31/20492, 5, 6	251,978
1,399	KeyCorp 7.750%, 12/31/20495, 6	181,433
105	OFG Bancorp (Puerto Rico) 8.750%, 12/31/20495, 6	149,192
134	Wintrust Financial Corp. 5.000%, 12/31/20495, 6	159,829
		1,567,001
	TOTAL PREFERRED STOCKS (Cost $3,503,681)	4,031,485

	EXCHANGE-TRADED FUNDS – 0.7%
10,000	iShares MSCI All Country Asia ex Japan ETF6	559,300
5,000	iShares MSCI EAFE ETF6	318,050
10,000	PowerShares Buyback Achievers Portfolio6	409,700
5,000	Vanguard FTSE Europe ETF	280,550
5,000	Vanguard FTSE Pacific ETF	285,600

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,718,500)	1,853,200

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS – 0.1%
	CALL OPTIONS – 0.0%
	EQUITY – 0.0%
	Arrow Electronics, Inc.
6	Exercise Price: $52.50, Expiration Date: February 22, 2014	$630
36	Exercise Price: $25.00, Expiration Date: March 22, 2014	5,400
	Conn's, Inc.
35	Exercise Price: $70.00, Expiration Date: April 19, 2014	14,175
	Gulfport Energy Corp.
24	Exercise Price: $57.50, Expiration Date: February 22, 2014	12,960
	Hertz Global Holdings, Inc.
30	Exercise Price: $28.00, Expiration Date: March 22, 2014	2,475
36	Exercise Price: $30.00, Expiration Date: March 22, 2014	1,440
	ITT Educational Services, Inc.
71	Exercise Price: $40.00, Expiration Date: February 22, 2014	426
	NVIDIA Corp.
95	Exercise Price: $16.00, Expiration Date: February 22, 2014	3,420
	RF Micro Devices, Inc.
298	Exercise Price: $5.00, Expiration Date: February 22, 2014	13,410
		54,336
	TOTAL CALL OPTIONS (Cost $63,852)	54,336

	PUT OPTIONS – 0.1%
	EQUITY – 0.1%
	Ambarella, Inc.
24	Exercise Price: $30.00, Expiration Date: March 22, 2014	4,920
17	Exercise Price: $32.00, Expiration Date: March 22, 2014	5,058
	Finisar Corp.
48	Exercise Price: $23.00, Expiration Date: March 22, 2014	6,480
	Hertz Global Holdings, Inc.
24	Exercise Price: $26.00, Expiration Date: February 22, 2014	2,100
60	Exercise Price: $24.00, Expiration Date: March 22, 2014	4,200
	iShares iBoxx $High Yield Corporate Bond ETF
750	Exercise Price: $91.00, Expiration Date: February 22, 2014	18,750
1,500	Exercise Price: $91.00, Expiration Date: March 22, 2014	97,500
	Korn/Ferry International
59	Exercise Price: $22.50, Expiration Date: March 22, 2014	3,835
	Market Vectors Semiconductor ETF
59	Exercise Price: $41.00, Expiration Date: February 22, 2014	4,130
	NIKE, Inc. - Class B
24	Exercise Price: $70.00, Expiration Date: March 22, 2014	3,756
	Royal Caribbean Cruises Ltd.
24	Exercise Price: $47.00, Expiration Date: February 22, 2014	1,128
	United States Oil Fund LP
24	Exercise Price: $32.50, Expiration Date: February 22, 2014	228

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
	EQUITY (Continued)
24	Exercise Price: $33.00, Expiration Date: February 22, 2014	$348
36	Exercise Price: $34.00, Expiration Date: February 22, 2014	1,224
36	Exercise Price: $33.00, Expiration Date: March 22, 2014	1,422
		155,079
	TOTAL PUT OPTIONS (Cost $211,208)	155,079

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $275,060)	209,415

	TOTAL INVESTMENTS – 86.2% (Cost $228,301,877)	236,426,219
	Other Assets in Excess of Liabilities – 13.8%	37,764,804

	TOTAL NET ASSETS – 100.0%	$274,191,023

Principal Amount

	SECURITIES SOLD SHORT – (19.0)%
	BONDS – (8.1)%
	CORPORATE – (3.5)%
	BASIC MATERIALS – (0.6)%
$(1,000,000)	Alcoa, Inc. 6.750%, 7/15/2018	(1,142,099)
(500,000)	Momentive Performance Materials, Inc. 8.875%, 10/15/20202	(536,250)
		(1,678,349)
	CONSUMER, CYCLICAL – (0.6)%
(500,000)	Interface, Inc. 7.625%, 12/1/20182	(538,750)
(1,000,000)	Petco Holdings, Inc. 8.500%, 10/15/20172, 4	(1,025,000)
		(1,563,750)
	CONSUMER, NON-CYCLICAL – (1.2)%
(500,000)	ADT Corp. 6.250%, 10/15/20214	(517,600)
(1,000,000)	BI-LO LLC / BI-LO Finance Corp. 8.625%, 9/15/20182, 4	(1,047,500)
(1,000,000)	ConvaTec Finance International S.A. (Luxembourg) 8.250%, 1/15/20192, 4	(1,030,000)
(500,000)	DJO Finance LLC / DJO Finance Corp. 7.750%, 4/15/20182	(513,750)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Principal Amount		Value

	SECURITIES SOLD SHORT (Continued)
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$(250,000)	HealthSouth Corp. 5.750%, 11/1/20242	$(248,750)
		(3,357,600)
	FINANCIAL – (0.4)%
(1,000,000)	MPH Intermediate Holding Co. 2 8.375%, 8/1/20182, 4	(1,033,750)

	INDUSTRIAL – (0.2)%
(500,000)	Berry Plastics Corp. 9.500%, 5/15/20182	(533,125)

	TECHNOLOGY – (0.1)%
(250,000)	SunGard Data Systems, Inc. 6.625%, 11/1/20192	(263,125)

	UTILITIES – (0.4)%
(1,000,000)	Calpine Corp. 7.875%, 1/15/20232, 4	(1,107,500)

	TOTAL CORPORATE (Proceeds $9,383,440)	(9,537,199)

	U.S. GOVERNMENT – (4.6)%
(12,500,000)	United States Treasury Note 0.250%, 9/30/2015	(12,501,712)

	TOTAL U.S. GOVERNMENT (Proceeds $12,471,680)	(12,501,712)

	TOTAL BONDS (Proceeds $21,855,120)	(22,038,911)

Number of Shares

	COMMON STOCKS – (7.9)%
	BASIC MATERIALS – (0.3)%
(4,988)	ArcelorMittal (Luxembourg)	(82,202)
(19,312)	B2Gold Corp. (Canada)*	(44,997)
(5,788)	Horsehead Holding Corp.*	(88,672)
(5,669)	Innospec, Inc.	(242,860)
(378)	Sesa Sterlite Ltd. - ADR (India)	(4,566)
(12,158)	Stillwater Mining Co.*	(152,461)
(6,885)	U.S. Silica Holdings, Inc.	(203,934)
		(819,692)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	COMMUNICATIONS – (1.0)%
(4,610)	Blucora, Inc.*	$(118,062)
(4,762)	Ciena Corp.*	(111,097)
(1,147)	Ctrip.com International Ltd. - ADR (China)*	(45,318)
(39,330)	Cumulus Media, Inc. - Class A*	(263,118)
(725)	Equinix, Inc.*	(134,270)
(29,820)	Finisar Corp.*	(707,032)
(4,025)	Interpublic Group of Cos., Inc.	(65,688)
(1,500)	IPG Photonics Corp.*	(100,305)
(8,352)	Iridium Communications, Inc.*	(52,952)
(11,112)	Perficient, Inc.*	(228,129)
(657)	Qihoo 360 Technology Co., Ltd. - ADR (China)*	(66,410)
(376)	SINA Corp. (China)*	(24,511)
(12,197)	Sirius XM Holdings, Inc.*	(43,665)
(363)	SouFun Holdings Ltd. - ADR (China)	(29,545)
(224)	Time Warner Cable, Inc.	(29,852)
(918)	Time Warner, Inc.	(57,678)
(3,242)	VeriSign, Inc.*	(190,468)
(8,770)	ViaSat, Inc.*	(521,903)
(1,596)	WebMD Health Corp.*	(76,448)
(708)	Yandex N.V. - Class A (Netherlands)*	(26,019)
		(2,892,470)
	CONSUMER, CYCLICAL – (2.9)%
(14,762)	American Woodmark Corp.*	(518,294)
(14,573)	Brunswick Corp.	(604,197)
(6,519)	Callaway Golf Co.	(53,260)
(12)	CarMax, Inc.*	(541)
(10,342)	Carter's, Inc.	(695,500)
(15,499)	Chico's FAS, Inc.	(257,283)
(1,200)	Chipotle Mexican Grill, Inc.*	(662,352)
(5,024)	DR Horton, Inc.	(117,964)
(7,320)	Foot Locker, Inc.	(282,552)
(11,580)	Guess?, Inc.	(324,819)
(6,315)	Hawaiian Holdings, Inc.*	(64,160)
(9,216)	Hibbett Sports, Inc.*	(553,052)
(2,500)	Iconix Brand Group, Inc.*	(93,000)
(32,585)	Interface, Inc.	(682,656)
(2,312)	KB Home	(44,714)
(5,350)	Lennar Corp. - Class A	(214,856)
(4,509)	Mattress Firm Holding Corp.*	(183,516)
(641)	Meritage Homes Corp.*	(31,133)
(6,325)	Meritor, Inc.*	(69,449)
(354)	Navistar International Corp.*	(10,910)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
(3,679)	NIKE, Inc. - Class B	$(268,015)
(7,309)	Oxford Industries, Inc.	(551,610)
(2,411)	Ryland Group, Inc.	(107,627)
(7,151)	Standard Pacific Corp.*	(62,929)
(332)	Tesla Motors, Inc.*	(60,228)
(6,976)	Ulta Salon Cosmetics & Fragrance, Inc.*	(597,913)
(951)	United Continental Holdings, Inc.*	(43,594)
(40,333)	Wabash National Corp.*	(552,966)
(3,304)	WESCO International, Inc.*	(274,100)
		(7,983,190)
	CONSUMER, NON-CYCLICAL – (1.2)%
(1,569)	Albany Molecular Research, Inc.*	(16,788)
(1,892)	Alere, Inc.*	(71,707)
(567)	Ascent Capital Group, Inc. - Class A*	(40,569)
(183)	BioMarin Pharmaceutical, Inc.*	(12,605)
(1,315)	Bunge Ltd.	(99,624)
(6,902)	CBIZ, Inc.*	(59,357)
(747)	Chiquita Brands International, Inc.*	(7,903)
(2,383)	Cubist Pharmaceuticals, Inc.*	(174,173)
(2,516)	Exelixis, Inc.*	(17,310)
(3,184)	Gartner, Inc.*	(223,931)
(2,443)	HealthSouth Corp.	(76,026)
(8,066)	Hertz Global Holdings, Inc.*	(209,877)
(11,327)	Huron Consulting Group, Inc.*	(750,301)
(397)	Illumina, Inc.*	(60,344)
(4,068)	Incyte Corp. Ltd.*	(266,535)
(3,247)	Medicines Co.*	(112,866)
(4,795)	Omnicare, Inc.	(299,496)
(4,849)	Orexigen Therapeutics, Inc.*	(32,973)
(4,326)	PHH Corp.*	(104,992)
(2,499)	Post Holdings, Inc.*	(133,772)
(3,461)	ServiceSource International, Inc.*	(27,619)
(3,933)	Spectrum Pharmaceuticals, Inc.*	(33,077)
(3,478)	Theravance, Inc.*	(128,060)
(2,723)	Universal Corp.	(139,744)
(4,724)	Wright Medical Group, Inc.*	(143,657)
		(3,243,306)
	DIVERSIFIED – 0.0%
(376)	Leucadia National Corp.	(10,276)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ENERGY – (0.5)%
(3,592)	Alon USA Energy, Inc.	$(56,430)
(4,596)	BPZ Resources, Inc.*	(9,192)
(5,782)	Chesapeake Energy Corp.	(155,594)
(786)	Cobalt International Energy, Inc.*	(12,867)
(5,165)	Energy XXI Bermuda Ltd. (Bermuda)	(118,537)
(1,476)	Goodrich Petroleum Corp.*	(25,417)
(724)	Green Plains Renewable Energy, Inc.	(16,131)
(447)	JinkoSolar Holding Co., Ltd. - ADR (China)*	(13,030)
(10,086)	Newpark Resources, Inc.*	(114,577)
(14,449)	Penn Virginia Corp.*	(173,243)
(8,025)	Sanchez Energy Corp.*	(220,607)
(12,740)	SandRidge Energy, Inc.*	(78,351)
(1,740)	SolarCity Corp.*	(128,917)
(33,335)	Vantage Drilling Co.*	(54,336)
(3,684)	Western Refining, Inc.	(144,081)
		(1,321,310)
	FINANCIAL – (0.7)%
(727)	Affiliated Managers Group, Inc.*	(144,847)
(788)	Alexandria Real Estate Equities, Inc. - REIT	(55,262)
(6,386)	American Equity Investment Life Holding Co.	(140,173)
(2,207)	American Residential Properties, Inc. - REIT*	(40,830)
(1,875)	Amtrust Financial Services, Inc.	(60,525)
(109)	Bank of America Corp.	(1,826)
(1,661)	DFC Global Corp.*	(12,491)
(3,421)	Encore Capital Group, Inc.*	(162,805)
(4,041)	Forest City Enterprises, Inc. - Class A*	(73,506)
(3,031)	Forestar Group, Inc.*	(60,620)
(2,597)	Health Care REIT, Inc. - REIT	(150,418)
(12,789)	iStar Financial, Inc. - REIT*	(197,206)
(1,470)	KeyCorp	(18,757)
(9,565)	Meadowbrook Insurance Group, Inc.	(57,964)
(2,822)	MetLife, Inc.	(138,419)
(3,008)	MGIC Investment Corp.*	(25,538)
(7,656)	OFG Bancorp (Puerto Rico)	(111,624)
(1,127)	Portfolio Recovery Associates, Inc.*	(56,598)
(10,402)	Radian Group, Inc.	(154,782)
(1,795)	Walter Investment Management Corp.*	(55,358)
(2,643)	Wintrust Financial Corp.	(115,843)
		(1,835,392)
	INDUSTRIAL – (0.6)%
(2,505)	Aegean Marine Petroleum Network, Inc. (Greece)	(22,795)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
(5,203)	Babcock & Wilcox Co.	$(178,359)
(16,810)	Cemex S.A.B. de C.V. - ADR (Mexico)*	(207,940)
(1,041)	Chart Industries, Inc.*	(88,943)
(5,457)	Clean Harbors, Inc.*	(306,029)
(475)	Fluidigm Corp.*	(21,432)
(5,457)	General Cable Corp.	(155,688)
(1,586)	Layne Christensen Co.*	(26,899)
(7,993)	Mine Safety Appliances Co.	(402,687)
(5,167)	TTM Technologies, Inc.*	(41,388)
(6,511)	Vishay Intertechnology, Inc.*	(88,419)
(3,723)	Werner Enterprises, Inc.	(97,021)
		(1,637,600)
	TECHNOLOGY – (0.7)%
(1,792)	Allscripts Healthcare Solutions, Inc.*	(29,676)
(2,679)	Ambarella, Inc.*	(85,808)
(3,447)	Bottomline Technologies de, Inc.*	(119,335)
(8,475)	Cadence Design Systems, Inc.*	(119,667)
(1,260)	Concur Technologies, Inc.*	(152,889)
(3,608)	Cypress Semiconductor Corp.	(36,224)
(3,653)	KEYW Holding Corp.*	(58,448)
(4,136)	Lam Research Corp.*	(209,323)
(832)	Medidata Solutions, Inc.*	(52,499)
(6,652)	Microchip Technology, Inc.	(298,409)
(4,545)	Power Integrations, Inc.	(269,200)
(548)	Proofpoint, Inc.*	(22,183)
(1,739)	SanDisk Corp.	(120,948)
(277)	ServiceNow, Inc.*	(17,570)
(7,678)	Spansion, Inc. - Class A*	(115,170)
(8,318)	SunEdison, Inc.*	(115,703)
(4,883)	Take-Two Interactive Software, Inc.*	(93,656)
		(1,916,708)
	TOTAL COMMON STOCKS (Proceeds $20,391,383)	(21,659,944)

	EXCHANGE-TRADED FUNDS – (2.9)%
(4,340)	Consumer Staples Select Sector SPDR Fund	(176,899)
(65,000)	iShares iBoxx $High Yield Corporate Bond ETF	(6,061,250)
(1,560)	Market Vectors Semiconductor ETF	(64,225)
(8,834)	SPDR S&P Oil & Gas Exploration & Production ETF	(581,277)
(8,868)	SPDR S&P Retail ETF	(708,110)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	EXCHANGE-TRADED FUNDS (Continued)
(11,006)	Technology Select Sector SPDR Fund	$(383,229)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $8,045,747)	(7,974,990)

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – (0.1)%
	CALL OPTIONS – 0.0%
	EQUITY – 0.0%
	Applied Micro Circuits Corp.
(62)	Exercise Price: $12.50, Expiration Date: February 22, 2014	(465)
	Finisar Corp.
(48)	Exercise Price: $25.00, Expiration Date: March 22, 2014	(5,520)
	ITT Educational Services, Inc.
(59)	Exercise Price: $45.00, Expiration Date: February 22, 2014	(177)
	Noodles & Co.
(70)	Exercise Price: $30.00, Expiration Date: February 22, 2014	(40,950)
		(47,112)
	TOTAL CALL OPTIONS (Proceeds $55,466)	(47,112)

	PUT OPTIONS – (0.1)%
	EQUITY – (0.1)%
	Ambarella, Inc.
(24)	Exercise Price: $26.00, Expiration Date: March 22, 2014	(1,800)
	iShares iBoxx $High Yield Corporate Bond ETF
(750)	Exercise Price: $87.00, Expiration Date: February 22, 2014	(7,500)
(1,000)	Exercise Price: $86.00, Expiration Date: June 21, 2014	(70,000)
		(79,300)
	TOTAL PUT OPTIONS (Proceeds $79,472)	(79,300)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $134,938)	(126,412)

	TOTAL SECURITIES SOLD SHORT (Proceeds $50,427,188)	$(51,800,257)

ADR – American Depository Receipt
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
US – United States

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

*	Non-income producing security.
1	Variable, floating or step rate security.
2	Callable.
3	Illiquid security.
4
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

5	Convertible security.
6	All or a portion of this security is segregated as collateral for securities sold short.

See accompanying Notes to Schedule of Investments.

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

SWAP CONTRACTS
CREDIT DEFAULT SWAPS

	Pay/(a)					Premium	Unrealized
Counterparty/	Receive	Fixed	Expiration		Notional	Paid	Appreciation/
Reference Entity	Fixed Rate	Rate	Date	Ccy	Amount	(Received)	(Depreciation)
J.P. Morgan
Markit CDX.NA.
High Yield Series 20 Index	Pay	5.00%	6/20/18		$2,500,000	$(171,250)	$(32,217)
High Yield Series 21 Index	Pay	5.00	12/20/18		4,500,000	(261,563)	(59,901)
TOTAL CREDIT DEFAULT SWAPS						$(432,813)	$(92,118)

a
If Palmer Square Absolute Return Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument.  If Palmer Square Absolute Return Fund is receiving a fixed rate, Palmer Square Absolute Return Fund acts as guarantor of the variable instrument.

SWAPTIONS
INTEREST RATE SWAPTIONS

	Floating	Pay/Receive
Counterparty/	Rate	Floating	Exercise	Expiration		Notional	Premium	Market
Description	Index	Rate	Rate	Date	Ccy	Amount	Paid	Value
J.P. Morgan
Put - OTC 10-Year	3-Month USD-LIBOR-BBA	Receive	5.91	7/8/16		$100,000	$4,260	$779
TOTAL INTEREST RATE SWAPTIONS							$4,260	$779

INTEREST RATE CAP OPTION

	Floating	Pay/Receive
Counterparty/	Rate	Floating	Cap	Expiration		Notional	Premium	Market
Description	Index	Rate	Rate	Date	Ccy	Amount	Paid	Value
J.P. Morgan
Put - OTC 2 Year	USD-LIBOR-BBA	Receive	0.48538	10/15/15		$12,500,000	$46,250	$27,815
TOTAL INTEREST RATE CAP OPTION							$46,250	$27,815

See accompanying Notes to Schedule of Investments.

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value At Trade Date	Value At January 31, 2014	Unrealized Appreciation (Depreciation)
(35)	5-Year U.S. Treasury Note (CBT)	March 2014	$(4,205,657)	$(4,221,875)	$(16,218)
	TOTAL FUTURES CONTRACTS		$(4,205,657)	$(4,221,875)	$(16,218)

 See accompanying Notes to Schedule of Investments.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2014 (Unaudited)

Note 1 – Organization
Palmer Square Absolute Return Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek capital appreciation with an emphasis on absolute (positive) returns and low correlation to the broader equity and bond markets.  The Fund commenced investment operations on May 17, 2011, with two classes of shares, Class I and Class A.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Repurchase Agreements
The Fund may enter into transactions with financial institutions such as banks and broker-dealers deemed to be creditworthy by the Advisor or relevant Sub-Advisor pursuant to term repurchase agreements.  Pursuant to such agreements, the Fund agrees to sell (“seller”) to the other party (“buyer”) securities or financial instruments against the payment of the purchase price by buyer to seller, with a simultaneous agreement by the buyer to resell securities equivalent to such securities at a mutually agreed upon date or on demand and price (“sell/buy back transactions”).  The Fund as seller is required to provide collateral to buyer equal to the value of the underlying securities of the repurchase price under the agreement.  The Fund may also enter into such transactions as buyer (“buy/sell back transactions”).  The repurchase price generally equals the purchase price plus negotiated interest rates.  In a sell/buy back transaction, the seller transfers securities to buyer against the payment of the purchase price by buyer.  On the repurchase date, buyer transfers to seller equivalent securities against the payment of the repurchase price by seller.  If the counterparty defaults on its repurchase obligation, the Fund will suffer a loss to the extent that price of the underlying securities is less than the proceeds held by the counterparty.  Bankruptcy or insolvency of the defaulting counterparty may cause the Fund's rights with respect to such securities or proceeds to be delayed or limited.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2014 (Unaudited)

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Daylight Time.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.

(e) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2014 (Unaudited)

(f) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility.  In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.  The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

(g) Stock Index Futures
The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.  Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.  When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments.  The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction.  There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

(h) Exchange Traded Notes
Exchange Traded Notes (“ETNs”) are debt securities that combine certain aspects of Exchange Traded Funds (“ETFs”) and bonds.  ETNs are not investment companies and thus are not regulated under the 1940 Act.  ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer.  ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

(i) Total Return Swap Contracts
The Fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and to manage exposure to specific sectors or industries and to gain exposure to specific markets/countries and to specific sectors/industries.  To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.  Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss.  Payments received or made are recorded as realized gains or losses.  The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the Statement of Assets and Liabilities.  The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.  The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2014 (Unaudited)

(j) Credit Default Swap Contracts
The Fund may enter into credit default swap agreements to hedge credit and market risk and to gain exposure on individual names and/or baskets of securities.  In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity.  Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration.  An upfront payment received by the Fund, as the protection seller, is recorded as a liability on the Fund’s books.  An upfront payment made by the Fund, as the protection buyer, is recorded as an asset on the Fund’s books.  Periodic payments received or paid by the Fund are recorded as realized gains or losses.  The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss.  Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations.  The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

(k) Interest Rate Swap Contracts
The Fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rates and gain exposure on interest rates.  An interest rate swap can be purchased or sold with an upfront premium.  An upfront payment received by the Fund is recorded as a liability on the Fund’s books.  An upfront payment made by the Fund is recorded as an asset on the Fund’s books.  Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss.  Payments received or made are recorded as realized gains or losses.  The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.  The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2014 (Unaudited)

Note 3 – Federal Income Taxes
At January 31, 2014, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$229,033,355

Gross unrealized appreciation	$8,721,038
Gross unrealized (depreciation)	(1,328,174)
Net unrealized appreciation on investments	$7,392,864

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2014 (Unaudited)

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of January 31, 2014, in valuing the Fund’s assets carried at fair value:

Assets	Level 1	Level 2	Level 3*	Total
Bank Loans	$-	$6,770,821	$-	$6,770,821
Bonds
Asset-Backed Securities	-	168,041,035	-	168,041,035
Corporate1	-	35,935,552	-	35,935,552
Common Stocks1	19,584,711	-	-	19,584,711
Preferred Stocks1	-	4,031,485	-	4,031,485
Exchange Traded Funds	1,853,200	-	-	1,853,200
Purchased Call Options	54,336	-	-	54,336
Purchased Put Options	155,079	-	-	155,079
Total	$21,647,326	$214,778,893	$-	$236,426,219

Liabilities
Bonds
Corporate1	$-	$9,537,199	$-	$9,537,199
U.S. Government	-	12,501,712	-	12,501,712
Common Stocks1	21,659,944	-	-	21,659,944
Exchange Traded Funds	7,974,990	-	-	7,974,990
Written Call Options	47,112	-	-	47,112
Written Put Options	79,300	-	-	79,300
Total	$29,761,346	$22,038,911	$-	$51,800,257

Other Financial Instruments2
Credit Default Swaps	$-	$(92,118)	$-	$(92,118)
Interest Rate Swaptions	-	779	-	779
Interest Rate Cap Option	-	27,815	-	27,815
Futures Contracts	(16,218)	-	-	(16,218)
Total	$(16,218)	$(63,524)	$-	$(79,742)

*	The Fund did not hold any Level 3 securities at period end.
1	For a detailed break-out of by major industry classification, please refer to the Schedule of Investments.
2
Other financial instruments are derivative instruments, such as futures contracts, forward contracts and swaps contracts.  Futures contracts, forward contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	4/1/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	4/1/2014

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	4/1/2014